FIXED ASSETS-NET (Tables)	12 Months Ended
Dec. 31, 2018
FIXED ASSETS-NET [abstract]
Schedule of fixed assets-net
	Buildings		Tracks, bridges and service roads	Locomotives and rolling stock		Communications and signalling systems	Other machinery and equipment		Total
	RMB’000		RMB’000	RMB’000		RMB’000	RMB’000		RMB’000

At 1 January 2017
Cost	7,468,977		14,887,093	8,557,841		1,917,478	6,514,493		39,345,882
Accumulated depreciation	(2,623,687)		(3,186,872)	(3,702,522)		(1,424,604)	(4,129,003)		(15,066,688)
Impairment	-		-	-		-	(1,162)		(1,162)
Net book amount	4,845,290		11,700,221	4,855,319		492,874	2,384,328		24,278,032

Year ended 31 December 2017
Opening net book amount	4,845,290		11,700,221	4,855,319		492,874	2,384,328		24,278,032
Other additions	1,849		-	69,311		13,086	123,436		207,682
Transfer in from construction-in-progress (Note 7)	345,676		179,842	843,489		80,867	203,557		1,653,431
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(305,208)		-	(987,236)		(299)	(18,903)		(1,311,646)
Transfer in from construction-in-progress after repair		310,885			-			875,497		299	16,697	1,203,378
Reclassifications	1,342		7,116	25		-	(8,483)		-
Reclassified to leasehold land payments	-		(403,282)	-		-	-		(403,282)
Disposals	(15,942)		(69,516)	(234,830)		(744)	(15,780)		(336,812)
Depreciation charges	(332,581)		(216,075)	(571,640)		(115,870)	(426,294)		(1,662,460)
Impairment charge	-		-	(9,865)		-	(1,320)		(11,185)
Closing net book amount	4,851,311		11,198,306	4,840,070		470,213	2,257,238		23,617,138

At 31 December 2017
Cost	7,441,605		14,588,338	7,903,204		1,993,168	6,628,084		38,554,399
Accumulated depreciation	(2,590,294)		(3,390,032)	(3,053,269)		(1,522,955)	(4,368,375)		(14,924,925)
Impairment	-		-	(9,865)		-	(2,471)		(12,336)
Net book amount	4,851,311		11,198,306	4,840,070		470,213	2,257,238		23,617,138

Year ended 31 December 2018
Opening net book amount	4,851,311		11,198,306	4,840,070		470,213	2,257,238		23,617,138
Other additions	6,956		-	712,632		22,784	115,526		857,898
Transfer in from construction-in-progress (Note 7)	162,624		277,739	127,805		28,629	133,089		729,886
Transfer out to construction-in-progress for improvement/modifications(Note 7)	(60,507)		(273,678)	(715,707)		(8,042)	(36,835)		(1,094,769)
Transfer in from construction-in-progress after repair	124,345		324,386	1,414,100		40,026	76,003		1,978,860
Reclassifications	(5,631)		-	-		-	5,631		-
Disposals	(4,082)		(99,463)	(167,790)		(10,531)	(15,128)		(296,994)
Depreciation charges	(320,823)		(213,858)	(611,095)		(104,096)	(359,871)		(1,609,743)
Impairment charge	(2,881)		-	-		-	(7,483)		(10,364)
Impairment write-off	-		-	9,865		-	2,471		12,336
Closing net book amount	4,751,312		11,213,432	5,609,880		438,983	2,170,641		24,184,248

At 31 December 2018
Cost	7,590,161		14,735,949	8,218,284		2,034,318	6,631,867		39,210,579
Accumulated depreciation	(2,835,968)		(3,522,517)	(2,608,404)		(1,595,335)	(4,453,743)		(15,015,967)
Impairment	(2,881)		-	-		-	(7,483)		(10,364)
Net book amount	4,751,312		11,213,432	5,609,880		438,983	2,170,641		24,184,248

Schedule of building ownership certificates
	Carrying value as at 31 December 2018 RMB’000	Reason for delay in obtaining the ownership certificates

Certificates for buildings under application procedures	1,067,076

The Group commenced such application procedures with the respective authorities in China by the end of 2017, and the Group’s management expects that these procedures would be completed within a short period of time and the ownership certificates will be obtained.

Certain buildings located on the land of which the land use right certificates have not been obtained	53,392

According to relevant laws and regulations in China, the land use right certificates of the land on which these buildings are located must be obtained before the Group can start the application for the respective housing ownership certificates. As a result, the Group will start to apply for the ownership certificates of these buildings after they have completed the procedures to obtain the land use right certificates.

Certain buildings attached to pieces of land which is held by lease	556,243

Such land is held by lease under certain operating lease arrangements. Due to the fact that the Group does not have the underlying land use right certificates for such land, therefore, the Group cannot apply for the respective ownership certificates of the buildings constructed on top of it. According to the lease agreements and communication with the leasors, and as confirmed by the Company’s legal counsel, the Group possesses the right to use and/or own such buildings without the certificates.